Convertible Preferred Units Series A-1 Convertible Preferred Units (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 31, 2016	Apr. 15, 2013	Dec. 31, 2016	Apr. 25, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Issuance of Series C Units and Warrant in connection with the Emerald Transactions	$ 120,000		$ 120,000	$ 120,000	$ 0	$ 0
Series A
Class of Stock [Line Items]
Partnership cancellation of subordinated units (percent)		90.00%
Partners' capital account (in shares)	10,107,000	5,142,857	10,107,000		9,210,000	5,745,000	5,279,000
Partners' capital account (in dollars per share)		$ 0.50
Shares issued upon conversion (in shares)		1
Investment options, exercise price (in dollars per share)	$ 15.87		$ 15.87
Series A | High Point
Class of Stock [Line Items]
Issuance of Series C Units and Warrant in connection with the Emerald Transactions		$ 15,000